Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCI [Member]		Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2011	$ 8,202	$ 4,373	$ 63	$ 3,317	$ 422	[1]	$ 27
Beginning Balance, shares at Dec. 31, 2011		233,300,000
Net income	1,426			1,433			(7)
Other comprehensive income (loss)	80				78	[1]	2
Acquisition of subsidiaries	7						7
Shares issued on exercise of stock options	14	19	(5)
Shares issued on exercise of stock options, shares	1,525,159	400,000
Release of restricted stock		5	(5)
Release of restricted stock units		5	(5)
Repurchase and cancellation under normal course issuer bid	(42)	(18)		(20)	(4)	[1]
Repurchase and cancellation under normal course issuer bid, shares		(800,000)
Stock-based compensation expense	39		39
Settlement of stock options	(16)		(7)	(9)
Dividends paid	(252)	7		(259)
Dividends paid, shares		200,000
Ending Balance at Dec. 31, 2012	9,458	4,391	80	4,462	496	[1]	29
Ending Balance, shares at Dec. 31, 2012		233,100,000
Net income	1,545			1,561			(16)
Other comprehensive income (loss)	(142)				(141)	[1]	(1)
Issues of shares by subsidiaries	4						4
Shares issued on exercise of stock options	63	84	(21)
Shares issued on exercise of stock options, shares	2,805,969	2,000,000
Release of restricted stock		6	(6)
Release of restricted stock units		9	(9)
Repurchase and cancellation under normal course issuer bid	(1,020)	(271)		(707)	(42)	[1]
Repurchase and cancellation under normal course issuer bid, shares		(14,100,000)
Stock-based compensation expense	34		34
Settlement of stock options	(19)		(9)	(10)
Dividends paid	(284)	11		(295)
Dividends paid, shares		200,000
Ending Balance at Dec. 31, 2013	9,639	4,230	69	5,011	313	[1]	16
Ending Balance, shares at Dec. 31, 2013		221,200,000
Net income	1,880			1,882			(2)
Other comprehensive income (loss)	(843)				(843)	[1]
Shares issued on exercise of stock options	51	63	(12)
Shares issued on exercise of stock options, shares	1,324,580	1,300,000
Release of restricted stock		5	(5)
Release of restricted stock units		14	(14)
Repurchase and cancellation under normal course issuer bid	(1,783)	(342)		(1,413)	(28)	[1]
Repurchase and cancellation under normal course issuer bid, shares		(17,400,000)
Stock-based compensation expense	38		38
Reclassification of liability	7		7
Dividends paid	(316)	9		(325)
Dividends paid, shares		100,000
Ending Balance at Dec. 31, 2014	$ 8,673	$ 3,979	$ 83	$ 5,155	$ (558)	[1]	$ 14
Ending Balance, shares at Dec. 31, 2014		205,200,000

[1]	AOCI is Accumulated Other Comprehensive Income.